Investment Risks - TORTOISE GLOBAL WATER FUND	Jul. 11, 2025
Risk Lose Money [Member]
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Risk [Text Block]	Risk is inherent in all investing, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Risk Nondiversified Status [Member]
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Risk [Text Block]	The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investments in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
General Market Risk [Member]
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General Market Risk.    The Fund is subject to the risk that it will not achieve its investment objective and that the value of an investment in its securities could decline substantially and cause you to lose some or all of your investment. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities in the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Water Industry Risk [Member]
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Water Industry Risk.    Any adverse developments in the Water Industries may significantly affect the value of the shares of the fund. Companies in these industries are subject to environmental considerations, taxes, government regulation, price and supply fluctuations, competition and water conservation influences.

Depository Receipt Risk [Member]
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Depository Receipt Risk.    Investing in Depository Receipts may be subject to certain risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks. Depository Receipts may be less liquid than the underlying shares in the primary trading market. Depository Receipts may not track the price of their underlying foreign securities on which they are based, may have limited voting rights, and may have a distribution subject to a fee charged by the depository. As a result, equity shares of the underlying issuer may trade at a discount or premium to the market price of the depository receipts.

Concentration Risk [Member]
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Concentration Risk.    Because the Fund’s assets will be concentrated in the Water Industries, the Fund is subject to loss due to adverse occurrences that may affect those industries. The Fund’s focus in these industries presents more risk than if it were broadly diversified over numerous industries and sectors of the economy. An inherent risk associated with any investment focus is that the Fund may be adversely affected if a small number of its investments perform poorly.

Equity Securities Risk [Member]
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Equity Securities Risk.    Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of water companies in particular, or a particular company.

Non-U.S. Securities Risk [Member]
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Non-U.S. Securities Risk.    Investments in securities of non-U.S. issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies.

Mid-Cap and Small-Cap Companies Risk [Member]
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Mid-Cap and Small-Cap Companies Risk.    Companies defined as small and mid-cap securities may involve greater risk than is normally associated with large cap companies, and as a result may be more volatile and less liquid than the securities of large-cap companies, and may have returns that vary substantially from the overall securities markets.

Investment Company Risk [Member]
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Investment Company Risk.    The Fund may be subject to increased expenses and reduced performance as a result of its investments in other investment companies. When investing in other investment companies, the Fund bears its pro rata share of the other investment company’s fees and expenses including the duplication of advisory and other fees and expenses. The resulting increase to the Fund’s expenses will reduce its performance.

Liquidity Risk [Member]
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Liquidity Risk.    The Fund may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities at an advantageous price or in a timely manner. Illiquid or restricted securities cannot be sold immediately because of statutory and contractual restrictions on resale.

Passive Investment Risk [Member]
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Passive Investment Risk.    The Fund is not actively managed and therefore the Fund generally will not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Underlying Index or the selling of the security is otherwise required upon a rebalancing of the Underlying Index.

Tracking Error Risk [Member]
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Tracking Error Risk.    There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. The Fund’s return may not match the return of its Underlying Index for a number of reasons, including differences between the securities held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the Fund’s holding of cash, differences in timing of the accrual of distributions, changes to the Underlying Index or the need to meet various new or existing regulatory requirements. Consequently, the performance of the Fund may diverge from that of its Underlying Index. This risk may be heightened during times of increased market volatility or other unusual market conditions, or due to delays of the Fund in purchasing and selling securities. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

Non-Diversification Risk [Member]
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Non-Diversification Risk.    The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investments in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Absence of Active Trading Market Risk [Member]
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Absence of Active Trading Market Risk.    Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. There can be no assurance that the requirements necessary to maintain the listing or trading of Fund shares will continue to be met or will remain unchanged.

Shares May Trade at Prices Different than NAV Per Share [Member]
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Shares May Trade at Prices Different than NAV Per Share.    Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares of the Fund may result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares when the market price is at a premium to the NAV or sells shares when the market price is at a discount to the NAV, the shareholder may sustain losses.

Trading Risks [Member]
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Trading Risks.    The Fund faces numerous trading risks, including disruption in the creation/redemption process of the Fund and losses from trading in the secondary markets. Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or other reasons or due to extraordinary market volatility pursuant to “circuit breaker” rules on the Exchange or market. Additionally, an exchange or market may also close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Legal and Regulatory Change Risks [Member]
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Legal and Regulatory Change Risks.    The regulatory environment for investment companies is evolving, and changes in regulation may adversely affect the value of the Fund’s investments and its ability to pursue its trading strategy. The effect of any future regulatory change on the Fund could be substantial and adverse.

Methodology Risks [Member]
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Methodology Risks.    The Index Provider relies on various sources of information to assess the criteria of issuers included in the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor the Index Provider can offer assurances that the Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks.